Convertible Promissory Note, Net (Details) - Schedule of promissory notes $ in Thousands, kr in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 29, 2018 SEK (kr)
Schedule of promissory notes [Abstract]
Convertible promissory note	$ 1,000	$ 1,000	$ 1,000
Less debt discount, opening	(215)	(263)	(306)
Plus, accretion of debt discount, interest expense	13	48	43
Convertible promissory note, net of discount	798	785		kr 200
Interest accretion, opening	194	143	92
Interest accretion, expense	13	51	51
Ending balance	$ 1,005	$ 979	$ 880